                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               ---------
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Prides Capital Partners, L.L.C.
Address: 200 High Street; Suite 700
         Boston, MA 02110

Form 13F File Number: 28-
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Murray A. Indick
Title:   Managing Member
Phone:   617.778.9200

Signature, Place, and Date of Signing:


/s/ Murray A. Indick                  Boston, MA                 August 11, 2005
--------------------                -------------                ---------------
     [Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   20
Form 13F Information Table Value Total:   $202,203
                                          (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number               Name
       28-
----      -----------------------------   ------------------------------------

                           FORM 13F INFORMATION TABLE
                                 See Excel sheet

                                                                          SHRS or
                                                        Value  Shares/PRN PRN AMT           Invesment   Other    Voting Authority
       Name of Issuer        Title of Class   Cusip   (X 1000)     AMT     SH/PRN PUT/CALL Discretion Managers Sole   Shared  None
---------------------------- -------------- --------- -------- ---------- ------- -------- ---------- -------- ---- --------- ----
A D A M INC                             COM 00088U108      994    168,789      SH              SHARED                 168,789
ARK RESTAURANTS CORP                    COM 040712101   14,560    500,333      SH              SHARED                 500,333
BISYS GROUP INC                         COM 055472104    4,527    303,000      SH              SHARED                 303,000
CONSOLIDATED MERCANTILE INC             COM 20950N107    1,334    430,283      SH              SHARED                 430,283
DARLING INTERNATIONAL INC               COM 237266101    5,007  1,335,300      SH              SHARED               1,335,300
DECORATOR INDUSTRIES INC NEW  COM PAR $0.20 243631207    1,166    143,900      SH              SHARED                 143,900
EMBREX INC                              COM 290817105    4,431    397,430      SH              SHARED                 397,430
FINLAY ENTERPRISES INC              COM NEW 317884203   11,135    891,503      SH              SHARED                 891,503
GYMBOREE                                COM 403777105    7,359    538,753      SH              SHARED                 538,753
HANGER ORTHOPEDIC GROUP INC         COM NEW 41043F208   10,728  2,128,600      SH              SHARED               2,128,600
HAWK CORP                               CLA 420089104    2,218    189,600      SH              SHARED                 189,600
HEALTHTRONICS INC                       COM 42222L107   31,859  2,452,565      SH              SHARED               2,452,565
MATERIAL SCIENCES CORP                  COM 576674105   10,477    719,600      SH              SHARED                 719,600
PEGASUS SOLUTIONS INC                   COM 705906105   23,041  2,066,445      SH              SHARED               2,066,445
PHOTOMEDEX INC                          COM 719358103    5,753  2,534,283      SH              SHARED               2,534,283
POLYAIR INTER PACK INC                  COM 731912101    6,647    862,100      SH              SHARED                 862,100
QC HOLDINGS INC                         COM 74729T101   21,370  1,479,907      SH              SHARED               1,479,907
UFP TECHNOLOGIES INC                    COM 902673102      737    200,290      SH              SHARED                 200,290
WASTE SERVICES INC DEL                  COM 941075103   26,648  6,939,456      SH              SHARED               6,939,456
WORLDWIDE RESTAURANT
   CONCEPTS INC                         COM 98160A107   12,212  1,875,950      SH              SHARED               1,875,950